Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	1,030,593,416.47	41,536
Yield Supplement Overcollateralization Amount 08/31/25	55,047,788.51	0
Receivables Balance 08/31/25	1,085,641,204.98	41,536
Principal Payments	38,842,680.43	994
Defaulted Receivables	1,690,702.90	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	52,306,964.27	0
Pool Balance at 09/30/25	992,800,857.38	40,493

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.53%
Prepayment ABS Speed	1.81%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	9,580,776.94	360
Past Due 61-90 days	2,888,376.18	96
Past Due 91-120 days	502,899.70	20
Past Due 121+ days	0.00	0
Total	12,972,052.82	476

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	865,515.24
Aggregate Net Losses/(Gains) - September 2025	825,187.66
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.91%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	8,935,207.72
Actual Overcollateralization	8,935,207.72
Weighted Average Contract Rate	6.57%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	56.76

Flow of Funds	$ Amount
Collections	45,774,801.68
Investment Earnings on Cash Accounts	31,177.88
Servicing Fee	(904,701.00)
Transfer to Collection Account	-
Available Funds	44,901,278.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,602,295.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	10,317,218.34
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,935,207.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,846,557.20

Total Distributions of Available Funds	44,901,278.56

Servicing Fee	904,701.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	1,021,318,075.72
Principal Paid	37,452,426.06
Note Balance @ 10/15/25	983,865,649.66

Class A-1
Note Balance @ 09/15/25	68,408,075.72
Principal Paid	37,452,426.06
Note Balance @ 10/15/25	30,955,649.66
Note Factor @ 10/15/25	11.9060191%

Class A-2a
Note Balance @ 09/15/25	220,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	220,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-2b
Note Balance @ 09/15/25	188,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	188,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-3
Note Balance @ 09/15/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	408,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-4
Note Balance @ 09/15/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	82,330,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	36,380,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	18,200,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,602,295.30
Total Principal Paid	37,452,426.06
Total Paid	41,054,721.36

Class A-1
Coupon	4.46100%
Interest Paid	254,307.02
Principal Paid	37,452,426.06
Total Paid to A-1 Holders	37,706,733.08

Class A-2a
Coupon	4.38000%
Interest Paid	803,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	803,000.00

Class A-2b
SOFR Rate	4.37208%
Coupon	4.84208%
Interest Paid	758,592.53
Principal Paid	0.00
Total Paid to A-2b Holders	758,592.53

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9699609
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.8781575
Total Distribution Amount	33.8481184

A-1 Interest Distribution Amount	0.9781039
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.0477925
Total A-1 Distribution Amount	145.0258964

A-2a Interest Distribution Amount	3.6500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.6500000

A-2b Interest Distribution Amount	4.0350666
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.0350666

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	275.48
Noteholders' Third Priority Principal Distributable Amount	485.95
Noteholders' Principal Distributable Amount	238.57

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	3,032,278.96
Investment Earnings	10,359.99
Investment Earnings Paid	(10,359.99)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96